Schedule I Condensed Financial Information Of Registrant (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
	Jun. 23, 2014	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Condensed Statement Of Comprehensive Income Parent Company Only [Abstract]
Equity earnings (losses)		$ 397		$ 335		$ 144
Interest incurred - external		(1,217)		(1,118)		(888)
Gain on remeasurement of equity-method investment (Note 2)		0		0		2,544
Other income (expense) – net		74		102		31
Income (loss) from continuing operations before income taxes		(375)		(1,713)		3,584
Provision (benefit) for income taxes		(25)		(399)		1,249
Income (loss) from continuing operations		(424)		(571)		2,110
Income (loss) from discontinued operations		0		0		4
Net income (loss) attributable to The Williams Companies, Inc.		$ (424)		$ (571)		$ 2,114
Basic earnings (loss) per common share:
Income (loss) from continuing operations		$ (0.57)		$ (0.76)		$ 2.93
Income (loss) from discontinued operations		0.00		0.00		0.01
Net income (loss)		$ (0.57)		$ (0.76)		$ 2.94
Weighted-average shares (thousands)		750,673		749,271		719,325
Diluted earnings (loss) per common share:
Income (loss) from continuing operations		$ (0.57)		$ (0.76)		$ 2.91
Income (loss) from discontinued operations		0.00		0.00		0.01
Net income (loss)		$ (0.57)		$ (0.76)		$ 2.92
Weighted-average shares (thousands)		750,673	[1]	749,271	[1]	723,641
Other comprehensive income (loss):
Other comprehensive income (loss)		$ 172		$ (171)		$ (176)
Comprehensive Income (loss) attributable to The Williams Companies, Inc.		(321)		(672)		1,957
Assets, Current [Abstract]
Cash and cash equivalents		100		240		681	$ 170	$ 100
Other current assets and deferred charges							216	259
Total current assets							1,462	1,527
Property, plant, and equipment – net							28,428	29,579
Other noncurrent assets							581	561
Total assets							46,835	49,020
Liabilities, Current [Abstract]
Accounts payable							623	744
Total current liabilities							2,949	2,497
Long-term debt							22,624	23,812
Deferred income taxes							4,238	4,218
Contingent liabilities and commitments
Equity: [Abstract]
Common stock							785	784
Total stockholders’ equity							4,643	6,148
Total liabilities and stockholders' equity							46,835	49,020
Condensed Statement Of Cash Flows Parent Company Only [Abstract]
Net Cash Provided (Used) by Operating Activities		3,680		2,708		2,134
FINANCING ACTIVITIES:
Proceeds from long-term debt		6,528		9,772		7,321
Payments of long-term debt		(7,091)		(6,516)		(1,828)
Proceeds from issuance of common stock	$ 3,378	9		27		3,416
Dividends paid		(1,261)		(1,836)		(1,412)
Other – net		(16)		(31)		(2)
Net cash provided (used) by financing activities		(3,194)		451		7,582
INVESTING ACTIVITIES:
Capital expenditures		(2,145)		(3,336)		(20,756)
Other – net		290		168		74
Net cash provided (used) by investing activities		(416)		(3,299)		(10,157)
Increase (decrease) in cash and cash equivalents		70		(140)		(441)
Cash and cash equivalents at beginning of year		100		240		681
Cash and cash equivalents at end of year		170		100		240
Parent Company [Member]
Condensed Statement Of Comprehensive Income Parent Company Only [Abstract]
Equity in earnings of consolidated subsidiaries		522		232		1,799
Equity earnings (losses)		0		0		(7)
Interest incurred - external		(268)		(255)		(206)
Interest incurred - affiliate		(568)		(828)		(797)
Interest income - affiliate		0		6		10
Gain on remeasurement of equity-method investment (Note 2)		0		0		2,544
Other income (expense) – net		(53)		(75)		(13)
Income (loss) from continuing operations before income taxes		(367)		(920)		3,330
Provision (benefit) for income taxes		57		(349)		1,220
Income (loss) from continuing operations		(424)		(571)		2,110
Income (loss) from discontinued operations		0		0		4
Net income (loss) attributable to The Williams Companies, Inc.		$ (424)		$ (571)		$ 2,114
Basic earnings (loss) per common share:
Income (loss) from continuing operations		$ (0.57)		$ (0.76)		$ 2.93
Income (loss) from discontinued operations		0.00		0.00		0.01
Net income (loss)		$ (0.57)		$ (0.76)		$ 2.94
Weighted-average shares (thousands)		750,673		749,271		719,325
Diluted earnings (loss) per common share:
Income (loss) from continuing operations		$ (0.57)		$ (0.76)		$ 2.91
Income (loss) from discontinued operations		0.00		0.00		0.01
Net income (loss)		$ (0.57)		$ (0.76)		$ 2.92
Weighted-average shares (thousands)		750,673		749,271		723,641
Other comprehensive income (loss):
Equity in other comprehensive income (loss) of consolidated subsidiaries		$ 171		$ (204)		$ (96)
Other comprehensive income (loss) attributable to The Williams Companies, Inc.		1		33		(80)
Other comprehensive income (loss)		172		(171)		(176)
Other comprehensive income (loss) attributable to noncontrolling interests		69		(70)		(19)
Comprehensive Income (loss) attributable to The Williams Companies, Inc.		(321)		(672)		1,957
Assets, Current [Abstract]
Cash and cash equivalents		12		49		282	14	12
Other current assets and deferred charges							16	62
Total current assets							30	74
Investments in and advances to consolidated subsidiaries							22,359	30,927
Property, plant, and equipment – net							77	99
Other noncurrent assets							8	12
Total assets							22,474	31,112
Liabilities, Current [Abstract]
Accounts payable							27	27
Other current liabilities							169	163
Total current liabilities							196	190
Long-term debt							4,939	4,811
Notes payable - affiliates							8,171	15,506
Pension, other postretirement and other noncurrent liabilities							287	336
Deferred income taxes							4,238	4,121
Equity: [Abstract]
Common stock							785	784
Other stockholders' equity							3,858	5,364
Total stockholders’ equity							4,643	6,148
Total liabilities and stockholders' equity							22,474	$ 31,112
Condensed Statement Of Cash Flows Parent Company Only [Abstract]
Net Cash Provided (Used) by Operating Activities		(827)		(1,181)		(481)
FINANCING ACTIVITIES:
Proceeds from long-term debt		2,280		2,097		2,935
Payments of long-term debt		(2,155)		(1,817)		(671)
Changes in notes payable to affiliates		9		2,211		2,465
Tax benefit of stock-based awards		0		0		25
Proceeds from issuance of common stock		9		27		3,416
Dividends paid		(1,261)		(1,836)		(1,412)
Other – net		(6)		(30)		(36)
Net cash provided (used) by financing activities		(1,124)		652		6,722
INVESTING ACTIVITIES:
Capital expenditures		(13)		(29)		(54)
Purchase of Access Midstream Partners		0		0		(5,995)
Changes in investments in and advances to consolidated subsidiaries		1,966		521		(450)
Other – net		0		0		25
Net cash provided (used) by investing activities		1,953		492		(6,474)
Increase (decrease) in cash and cash equivalents		2		(37)		(233)
Cash and cash equivalents at beginning of year		12		49		282
Cash and cash equivalents at end of year		14		12		49
Guarantees [Abstract]
Guarantor Obligations, Maximum Exposure, Undiscounted							$ 305
Cash Dividends Received [Abstract]
Proceeds from Dividends Received		$ 1,700		$ 1,800		$ 1,900

[1]	For the years ended December 31, 2016 and December 31, 2015, 0.6 million and 1.7 million weighted-average nonvested restricted stock units, and 0.5 million and 1.5 million weighted-average stock options have been excluded from the computation of diluted earnings (loss) per common share as their inclusion would be antidilutive due to our loss from continuing operations attributable to The Williams Companies, Inc.